Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Taxes [Line Items]
Total loss before income taxes	¥ (5,167,645)	$ (797,747)	¥ (1,311,612)	¥ (2,023,873)
Total current income tax expense	35,286	5,447	90,699	61,641
Deferred income tax expense/(benefit)	695,905	107,429	(976)	(36,631)
Total income tax expense/(benefit)	731,191	112,876	89,723	31,025
Cayman Islands
Income Taxes [Line Items]
Total loss before income taxes	(121,803)	(18,803)	(319,552)	(220,079)
PRC
Income Taxes [Line Items]
Total loss before income taxes	(4,974,084)	(767,866)	(884,440)	(1,868,948)
Total current income tax expense	11,764	1,816	67,776	49,655
Deferred income tax expense/(benefit)	695,702	107,398	(7,500)	(19,679)
U.S.
Income Taxes [Line Items]
Total loss before income taxes	22,543	3,480	28,700	56,678
Total current income tax expense	9,367	1,446	22,536	77
Deferred income tax expense/(benefit)	203	31	(2,922)	0
Other foreign countries
Income Taxes [Line Items]
Total loss before income taxes	(94,301)	(14,558)	(136,320)	8,476
Total current income tax expense	14,155	2,185	387	11,909
Deferred income tax expense/(benefit)	¥ 0	$ 0	¥ 9,446	¥ (10,937)